OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS
Description of segments and principal activities
The Group derives its revenues through a single business activity, which is making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages. The Group’s Board continues to be its Chief Operating Decision Maker (CODM), which allocates resources and evaluates performance of its operating segments based on volume, revenue and comparable operating profit. Comparable operating profit excludes items impacting the comparability of period over period financial performance.

The following table provides a reconciliation between reportable segment operating profit and consolidated profit before tax:

	Six Months Ended 30 June 2023			Six Months Ended 1 July 2022
	Europe	API	Total	Europe	API	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Revenue	7,105	1,872	8,977	6,451	1,829	8,280
Comparable operating profit[1]	924	241	1,165	825	226	1,051
Items impacting comparability[2]			5			(84)
Reported operating profit			1,170			967
Total finance costs, net			(63)			(63)
Non-operating items			(6)			(6)
Reported profit before tax			1,101			898
[1] Comparable operating profit includes comparable depreciation and amortisation of €272 million and €101 million for Europe and API respectively, for the six months ended 30 June 2023. Comparable depreciation and amortisation charges for the six months ended 1 July 2022 totalled €273 million and €114 million, for Europe and API respectively.
[2] Items impacting the comparability of period-over-period financial performance for 2023 primarily include €53 million of other income related to the royalties arising from the ownership of certain mineral rights in Australia (€18 million) and the proceeds from the sale of sub-strata and associated mineral rights (€35 million), partially offset by restructuring charges of €51 million. Items impacting the comparability for 2022 primarily include restructuring charges of €95 million, partially offset by net insurance recoveries received of €12 million arising from the July 2021 flooding events.

No single customer accounted for more than 10% of the Group’s revenue during the six months ended 30 June 2023 and 1 July 2022.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Six Months Ended
	30 June 2023	1 July 2022
Revenue	€ million	€ million
Great Britain	1,570	1,463
Germany	1,458	1,296
Iberia[1]	1,541	1,371
France[2]	1,200	1,017
Belgium/Luxembourg	541	511
Netherlands	355	329
Norway	193	208
Sweden	207	213
Iceland	40	43
Total Europe	7,105	6,451
Australia	1,162	1,102
New Zealand and Pacific Islands	330	302
Indonesia and Papua New Guinea	380	425
Total API	1,872	1,829
Total CCEP	8,977	8,280
[1] Iberia refers to Spain, Portugal & Andorra.
[2] France refers to continental France & Monaco.